UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 15, 2001.

Report for the Calendar Year or Quarter Ended:     June 30, 2000

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  August  2, 2001


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:       434,528,000



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE

						    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

3 COM CORP.                    CS               885535104     9331   162100 SH       SOLE                   162100
ACTIVE SOFTWARE                CS               00504E100    14194   182700 SH       SOLE                   182700
BESTFOOD CORP                  CS               08658U101    55483   801200 SH       SOLE                   801200
BUSH BOAKE                     CS               123162109     2406    55000 SH       SOLE                    55000
COLUMBIA ENERGY                CS               197648108    47654   726150 SH       SOLE                   726150
CONSOLIDATED PAPER             CS               209759109    18498   505922 SH       SOLE                   505922
DAISEY TEK INT'L               CS               234053106     2359   249983 SH       SOLE                   249983
HNC SOFTWARE                   CS               40425P107     2334    37800 SH       SOLE                    37800
HOMEGROCER.COM VS (WBVN)       CS               43740K100      308    51100 SH       SOLE                    51100
INT'L HOME FOODS               CS               459655106     7502   358300 SH       SOLE                   358300
LYCOS CORP                     CS               550818108     1135    21000 SH       SOLE                    21000
MALLINCKRODT                   CS               561232109     6522   150150 SH       SOLE                   150150
MCN ENERGY                     CS               55267J100     4289   200678 SH       SOLE                   200678
METHODE ELECTRONICS A          CS               591520200     1545    40000 SH       SOLE                    40000
MIPS TECHNOLOGY CL B           CS               604567206     2706    69395 SH       SOLE                    69395
NABISCO GROUP                  CS               62952P102     2594   100000 SH       SOLE                   100000
NABISCO HOLDING CORP.          CS               629526104    13146   250400 SH       SOLE                   250400
POLICY MANAGEMENT SYSTEMS      CS               731108106     7696   500575 SH       SOLE                   500575
RAYTHEON CLASS B               CS               755111408      485    25200 SH       SOLE                    25200
RELIASTAR FINANCIAL            CS               75952U103    35153   670386 SH       SOLE                   670386
SANTA FE ENERGY                CS               80218K105     5657   497300 SH       SOLE                   497300
SEAGATE TECHNOLOGY             CS               811804103    66588  1210693 SH       SOLE                  1210693
SEAGRAM                        CS               811850106    18879   325500 SH       SOLE                   325500
SNYDER COMMUNICATIONS          CS               832914105    12069   508165 SH       SOLE                   508165
VASTAR                         CS               922380100    13937   169700 SH       SOLE                   169700
VERIO INC.                     CS               923433106    27757   500695 SH       SOLE                   500695
VOICESTREAM                    CS               928615103    16154   138900 SH       SOLE                   138900
WABASH NATIONAL                CS               929566107      248    20805 SH       SOLE                    20805
WEBVAN GROUP VS (HOMG)         CS               94845V103      184    25000 SH       SOLE                    25000
WESLEY JENSEN                  CS               951018100     3950   105145 SH       SOLE                   105145
WPP GROUP ADR                  CS               929309300     1198    16500 SH       SOLE                    16500
YOUNG & RUBICAM                CS               987425105    24345   425700 SH       SOLE                   425700
ZIFF DAVIS                     CS               989511100     8222   913600 SH       SOLE                   913600
						    434,528
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